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April 24, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re: Mutual Fund Group (Short Term Bond Fund II)
Registration Statement File Nos.: 33-14196 and 811-5151

Ladies and Gentlemen:

       Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the Trust do not differ from that contained in Post-Effective Amendment No. 83 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on April 22, 2002.

       Please call the undersigned at (212) 837-1881 with any questions you may have.

Very truly yours,

/s/ Judy R. Bartlett

Judy R. Bartlett
Vice President &
Assistant General Counsel